Intangible assets excluding goodwill - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 841	€ 185
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 126	235
Discount rate applied to cash flow projections	6.50%
Intangible assets other than goodwill	€ 3,650	2,997	€ 3,466
BioTelemetry [Member]
Intangible assets excluding goodwill [Line Items]
Discount rate applied to cash flow projections	10.00%
Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 235	175
Impairment loss recognised in profit or loss, intangible assets other than goodwill	57	118
Intangible assets other than goodwill	1,000	869	961
Technology-based intangible assets [member] | BioTelemetry [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 162
Remaining amortisation period of intangible assets material to entity	11 years
Technology-based intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 55
Intangible assets other than goodwill	€ 210	€ 212
Remaining amortisation period of intangible assets material to entity	11 years	12 years
Technology-based intangible assets [member] | Diagnosis & Treatment [Member]
Intangible assets excluding goodwill [Line Items]
Recoverable amount of asset or cash-generating unit	€ 29
Product development [Member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill		€ 0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	51	62
Intangible assets other than goodwill	599	€ 622	592
Product development [Member] | Connected Care [Member]
Intangible assets excluding goodwill [Line Items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 35
Brand names, customer relationships, technology and other intangible assets [Member]
Intangible assets excluding goodwill [Line Items]
Weighted average expected remaining life	9.6	9.1
Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 544	€ 1
Impairment loss recognised in profit or loss, intangible assets other than goodwill	3	1
Intangible assets other than goodwill	1,143	651	€ 890
Customer-related intangible assets [member] | BioTelemetry [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 391
Remaining amortisation period of intangible assets material to entity	15 years
Customer-related intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 292	€ 287
Remaining amortisation period of intangible assets material to entity	16 years	17 years